Financial Results by Quarter (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Quarterly Financial Data [Abstract]
Net sales	$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Cost of goods sold	3,304.6	3,270.4	3,227.6	3,120.5	3,288.7	3,004.2	2,987.3	2,861.3	12,923.1	12,141.5	11,438.9
Multiemployer pension withdrawals		4.2		180.0					184.2
Pension lump sum settlement					3.9		28.7
Land and Development impairments	2.6	1.7		27.6	4.0		42.7		31.9	46.7
Restructuring and other costs	40.3	17.1	31.7	16.3	38.0	59.4	18.3	81.0	105.4	196.7	366.4
(Loss) gain on extinguishment of debt	(0.1)	0.9	0.1	(1.0)	(0.1)	2.0	(0.1)		(0.1)	1.8	2.7
Gain on sale of HH&B					2.2	190.6				192.8
Income tax benefit (expense)	(95.4)	(84.5)	(18.8)	1,073.2					(874.5)	159.0	89.8
Consolidated net income (loss)	280.0	271.3	224.5	1,133.5	195.3	326.6	98.2	78.5	1,909.3	698.6	(389.9)
Net income attributable to common stockholders	$ 279.6	$ 268.2	$ 223.2	$ 1,135.1	$ 196.1	$ 328.1	$ 103.1	$ 80.9	$ 1,906.1	$ 708.2	$ (396.3)
Basic earnings (loss) per share attributable to common stockholders	$ 1.10	$ 1.05	$ 0.87	$ 4.45	$ 0.77	$ 1.30	$ 0.41	$ 0.32	$ 7.46	$ 2.81	$ (1.56)
Diluted earnings (loss) per share attributable to common stockholders	$ 1.08	$ 1.03	$ 0.86	$ 4.38	$ 0.76	$ 1.29	$ 0.40	$ 0.32	$ 7.34	$ 2.77	$ (1.54)